Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Computed “expected” tax expense excluding noncontrolling interests	$134	$84	$187
Adjustments to tax expense attributable to:
Foreign tax differences	(14)	22	4
Tax-exempt income	(15)	(11)	(9)
State income taxes, net of federal benefit	5	1	10
Federal tax credits	(31)	(16)	(12)
Domestic manufacturing deduction	(5)	(8)	(11)
Other	(4)	(3)	(1)
Total income tax expense	$70	$69	$168

Schedule of components of earnings before income taxes

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
United States	$272	$196	$472
Foreign	110	44	63
Total earnings excluding noncontrolling interests	382	240	535
Less: Net income attributable to noncontrolling interests	(2)	(1)	(1)
Total earnings before income taxes	$384	$241	$536

Schedule of components of total income taxes

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Current:
Federal	$(1)	$52	$111
Foreign	21	20	20
State and local	7	6	12
Deferred:
Federal	36	(14)	20
Foreign	4	8	1
State and local	3	(3)	4
Income tax expense	70	69	168
Unrealized changes in other comprehensive income	(12)	—	(27)
Total income taxes	$58	$69	$141

Schedule of components of the net deferred income tax liability

	December 31,
(Millions of dollars)	2016	2015
Deferred income tax liabilities:
Depreciation	$112	$112
Domestic partnerships	69	53
LIFO	10	11
Cash basis farming adjustment	9	9
Other	18	9
	$218	$194
Deferred income tax assets:
Reserves/accruals	$83	$103
Deferred earnings of foreign subsidiaries	45	36
Net operating and capital loss carry-forwards	50	10
Tax credit carry-forwards	13	14
Other	8	9
	199	172
Valuation allowance	58	19
Net deferred income tax liability	$77	$41

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Millions of dollars)	2016	2015
Beginning balance at January 1	$7	$7
Additions for uncertain tax positions of prior years	6	1
Decreases for uncertain tax positions of prior years	—	(2)
Additions for uncertain tax positions of current year	2	1
Lapse of statute of limitations	(2)	—
Ending balance at December 31	$13	$7